CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Accounting Judgements and Estimates [Line Items]
Tax losses carried forward	R$ 12,254,435	R$ 12,735,337
Term for budgeted cash flow	3 years
Discretionary period	10 years